Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' equity
Schedule of share capital

	December 31, 2019
	Common shares	Golden shares	Total
Stockholders
Litel Participações S.A. and Litela Participações S.A.	980,605,889	—	980,605,889
BNDES Participações S.A.	323,496,276	—	323,496,276
Bradespar S.A.	293,907,266	—	293,907,266
Mitsui & Co., Ltd	286,347,055	—	286,347,055
Foreign investors - ADRs	1,150,143,671	—	1,150,143,671
Foreign institutional investors in local market	1,164,475,058	—	1,164,475,058
FMP - FGTS	46,807,292	—	46,807,292
PIBB - Fund	2,473,749	—	2,473,749
Institutional investors	567,027,304	—	567,027,304
Retail investors in Brazil	312,998,897	—	312,998,897
Brazilian Government (Golden Share)	—	12	12
Shares outstanding	5,128,282,457	12	5,128,282,469
Shares in treasury	156,192,313	—	156,192,313
Total issued shares	5,284,474,770	12	5,284,474,782
Share capital per class of shares (in millions)	61,614	—	61,614
Total authorized shares	7,000,000,000	—	7,000,000,000

Schedule of stockholders' remuneration

2019
Loss	(1,683)
Minimum mandatory remuneration	—
(1,683)
Profit reserves as at December 31, 2018	10,968
Allocation of loss	(1,683)
Remuneration - Interest on capital	(1,767)
Translation adjustment	(428)
Profit reserves as at December 31, 2019	7,090

Schedule of profit reserves

		Tax incentive	Investments	Total of profit
	Legal reserve	reserve	reserve	reserves
Balance as at December 31, 2017	1,630	580	5,209	7,419
Allocation of income	343	401	4,062	4,806
Translation adjustment	(251)	(99)	(907)	(1,257)
Balance as at December 31, 2018	1,722	882	8,364	10,968
Allocation of loss	—	—	(1,683)	(1,683)
Dividends and interest on capital of Vale's stockholders	—	—	(1,767)	(1,767)
Translation adjustment	(66)	(34)	(328)	(428)
Balance as at December 31, 2019	1,656	848	4,586	7,090

Schedule of Other reserves

		Fair value adjustment to	Results on	Net ownership
	Retirement benefit	Investment in equity	conversion of	changes in	Total of other
	obligations	securities	shares	subsidiaries	reserves
Balance as at December 31, 2017	(845)	—	(490)	(954)	(2,289)
Other comprehensive income	41	60	—	(16)	85
Translation adjustment	49	—	—	—	49
Balance as at December 31, 2018	(755)	60	(490)	(970)	(2,155)
Other comprehensive income	(126)	(184)	—	—	(310)
Translation adjustment	12	—	—	—	12
Acquisitions and disposal of noncontrolling interest	—	—	—	343	343
Balance as at December 31, 2019	(869)	(124)	(490)	(627)	(2,110)